Other Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2014
Other Borrowed Funds
Schedule of other borrowed funds

	December 31,
	2014	2013
	(Dollars in Thousands)
Federal Home Loan Bank advances—short-term
Balance at year end	$1,067,700	$1,215,000
Rate on balance outstanding at year end	.15%	.17%
Average daily balance	$1,077,973	$833,868
Average rate	.16%	.16%
Maximum amount outstanding at any month end	$1,352,500	$1,280,500
Federal Home Loan Bank advances—long-term(1)
Balance at year end	$6,244	$8,950
Rate on balance outstanding at year end	3.51%	3.53%
Average daily balance	$7,338	$7,289
Average rate	3.51%	3.53%
Maximum amount outstanding at any month end	$8,934	$8,993
(1)	The amortization of the long-term advances is approximately $160,000 per year for each of the next five years and the final maturity date is January 3, 2028.